Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	[1]	£ 240,404	£ 180,955
Right-of-use assets	[2]	122,238	92,254
Intangible assets and goodwill		195,357	261,514
Trade and other receivables		10,042	9,968
Non-current assets		568,041	544,691
Current assets
Inventory		374,462	364,585
Trade and other receivables		106,848	77,884
Cash and cash equivalents		401,198	192,629
Current assets		882,508	635,098
Total assets		1,450,549	1,179,789
Current liabilities
Trade and other payables		140,155	79,284
Loans and borrowings		221,746	180,540
Convertible notes and embedded derivative		1,299
Lease liabilities		22,437	18,826
Provisions		6,432
Current liabilities		392,069	278,650
Non-current liabilities
Loans and borrowings		62,814	68,113
Convertible notes and embedded derivative		358,361
Warrants		5,675	42,692
Lease liabilities		98,522	71,574
Provisions		9,484	7,985
Deferred tax		147	86
Non-current liabilities		535,003	190,450
Total liabilities		927,072	469,100
Net assets		523,477	710,689
Share capital		55	55
Share premium		925,637	902,586
Merger reserve		420,834	420,834
Retained earnings		(825,503)	(611,209)
Foreign currency translation reserve		2,454	(1,577)
Total equity		£ 523,477	£ 710,689	[3]

[1]	Property, plant and equipment includes £155.5 million of subscription vehicles (December 31, 2021: £99.6 million).
[2]	Right-of use-assets includes £12.4 million of subscription vehicles (December 31, 2021: £4.5 million).
[3]	The 2021 comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The unaudited condensed consolidated interim financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.